Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	LEONARDO DRS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41565
Entity Tax Identification Number	13-2632319
Entity Address, Address Line One	2345 Crystal Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	416-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001833756
Trading Symbol	DRS
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.01 per share